Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Cash	$ 11,732	$ 2,604
Prepaid Expenses	30,000
Total Current Assets	41,732	2,604
Office Equipment	2,140	2,140
Accumulated Depreciation	(1,635)	(1,528)
Total Fixed Assets	505	612
Capitalized Software	183,419	183,419
Accumulated Depreciation	(77,661)	(62,376)
Total Capitalized Software	105,758	121,043
TOTAL ASSETS	147,995	124,259
Accounts payable	269,574	267,079
Related party advances	1,833,398	1,665,819
Other liabilities	40,000	5,209
Total Current Liabilities	2,142,972	1,938,107
Common stock, par value, $0.001 300,000,000 authorized with 177,575,000 issued and outstanding	177,575	177,575
Paid in Capital	(282,295)	(282,295)
Accumulated deficit	(1,890,257)	(1,709,128)
Total Stockholders' Deficiency	(1,994,977)	(1,813,848)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 147,995	$ 124,259